Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Illinois Company's 5.625% First Mortgage Bonds due 2055
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 361,186,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 55,297.58
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Illinois Company's Registration Statement on Form S-3 (File No. 333-274977-01), which was filed on October 13, 2023.